Income Taxes - Group Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current tax expense	$ (1.2)	$ (28.2)	$ (26.8)
Deferred tax benefit (excluding rate change)	86.2	10.4	17.8
Rate change on deferred tax	0.3	0.0	8.6
Income tax benefit	$ 85.3	$ (17.8)	$ (0.4)